TECHNICAL RESERVES FOR INSURANCE CLAIMS AND PREMIUMS, Assumptions used in Estimation of Insurance Reserves (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Annuity [Member] | Market rates [Member]
Assumptions to Measure Insurance Assets and Liabilities [Abstract]
Explanation of process used to determine assumptions to measure recognised assets, liabilities, income and expense arising from insurance contracts	SPP-S-2017 and SPP-I- 2017 (at market rates)	SPP-S-2017 and SPP-I- 2017 (at market rates)
Annuity [Member] | Cost [Member]
Assumptions to Measure Insurance Assets and Liabilities [Abstract]
Explanation of process used to determine assumptions to measure recognised assets, liabilities, income and expense arising from insurance contracts	SPP-S-2017 and SPP-I- 2017 (at cost)	SPP-S-2017 and SPP-I- 2017 (at cost)
Pension Insurance - Definitive Regime (Claims with an accrual date up to May) [Member]
Assumptions to Measure Insurance Assets and Liabilities [Abstract]
Explanation of process used to determine assumptions to measure recognised assets, liabilities, income and expense arising from insurance contracts	B-85 and MI-85	B-85 and MI-85
Mortality technical rate in soles vac used in estimation of insurance reserves	0.64%	1.37%
Mortality technical rate in nominal dollars used in estimation of insurance reserves	3.74%	3.61%
Pension Insurance - Definitive Regime (Claims with accrual date at June 2011) [Member]
Assumptions to Measure Insurance Assets and Liabilities [Abstract]
Explanation of process used to determine assumptions to measure recognised assets, liabilities, income and expense arising from insurance contracts	B-85 adjusted and MI-85	B-85 adjusted and MI-85
Mortality technical rate in soles vac used in estimation of insurance reserves	0.64%	1.37%
Mortality technical rate in nominal dollars used in estimation of insurance reserves	3.74%	3.61%
Mortality technical rate in adjusted soles used in estimation of insurance reserves	4.97%	5.12%
Mortality technical rate in adjusted dollars used in estimation of insurance reserves	3.74%	3.61%
Pension Insurance - Temporary Regime (IFRS reserve) [Member]
Assumptions to Measure Insurance Assets and Liabilities [Abstract]
Explanation of process used to determine assumptions to measure recognised assets, liabilities, income and expense arising from insurance contracts	SPP-S-2017- and SPP-I-2017	SPP-S-2017- and SPP-I-2017
Mortality technical rate in soles vac used in estimation of insurance reserves	3.7083%	3.614%
SCTR (IFRS Reserve) Claims settled up to December 2019 [Member]
Assumptions to Measure Insurance Assets and Liabilities [Abstract]
Explanation of process used to determine assumptions to measure recognised assets, liabilities, income and expense arising from insurance contracts	SPP-S-2017 and SPP-I-2017	SPP-S-2017 and SPP-I-2017
Mortality technical rate in soles vac used in estimation of insurance reserves	3.743%	3.663%
SCTR (IFRS Reserve) Claims settled from January 2020 onwards [Member]
Assumptions to Measure Insurance Assets and Liabilities [Abstract]
Explanation of process used to determine assumptions to measure recognised assets, liabilities, income and expense arising from insurance contracts	SPP-S-2017 and SPP-I-2017	SPP-S-2017 and SPP-I-2017
Mortality technical rate in soles vac used in estimation of insurance reserves	3.081%	2.748%
Individual Life [Member]
Assumptions to Measure Insurance Assets and Liabilities [Abstract]
Explanation of process used to determine assumptions to measure recognised assets, liabilities, income and expense arising from insurance contracts	CSO 80 adjusted	CSO 80 adjusted
Minimum [Member] | Annuity [Member] | Market rates [Member]
Assumptions to Measure Insurance Assets and Liabilities [Abstract]
Mortality technical rate in us dollars used in estimation of insurance reserves	5.18%	2.30%
Mortality technical rate in soles used in estimation of insurance reserves	5.12%	3.51%
Minimum [Member] | Annuity [Member] | Cost [Member]
Assumptions to Measure Insurance Assets and Liabilities [Abstract]
Mortality technical rate in us dollars used in estimation of insurance reserves	3.64%	3.75%
Mortality technical rate in soles used in estimation of insurance reserves	2.50%	2.50%
Minimum [Member] | Individual Life [Member]
Assumptions to Measure Insurance Assets and Liabilities [Abstract]
Mortality technical rate in us dollars used in estimation of insurance reserves	2.00%	4.00%
Mortality technical rate in soles vac used in estimation of insurance reserves	4.00%	4.00%
Maximum [Member] | Annuity [Member] | Market rates [Member]
Assumptions to Measure Insurance Assets and Liabilities [Abstract]
Mortality technical rate in us dollars used in estimation of insurance reserves	9.73%	8.89%
Mortality technical rate in soles used in estimation of insurance reserves	8.26%	6.99%
Maximum [Member] | Annuity [Member] | Cost [Member]
Assumptions to Measure Insurance Assets and Liabilities [Abstract]
Mortality technical rate in us dollars used in estimation of insurance reserves	8.03%	8.02%
Mortality technical rate in soles used in estimation of insurance reserves	5.25%	5.25%
Maximum [Member] | Individual Life [Member]
Assumptions to Measure Insurance Assets and Liabilities [Abstract]
Mortality technical rate in us dollars used in estimation of insurance reserves	4.00%	5.00%
Mortality technical rate in soles vac used in estimation of insurance reserves	7.00%	5.00%